Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Income Taxes

14.	Income Taxes

Due to the “S-elections” of many of our subsidiaries, our subsidiaries are generally passthrough entities for federal income tax purposes except for Oscar Renda Contracting, Inc., Southland Contractors, Inc., American Bridge, Mole Constructors, Inc, and Southland Mole of Canada which are subject to foreign taxes on their respective share of taxable income from operations outside of the U.S.

For consolidated financial statement purposes, we report our income under the input method, and for income tax purposes, we report our income under the percentage-of-completion method. Deferred income taxes arise from timing differences resulting from income and expense items reported in different years for financial accounting and tax purposes. Deferred taxes are classified as noncurrent. The primary differences between the statutory income tax rates and our effective tax rate are due to the pass-through status of various consolidated entities, nondeductible meals and entertainment, and tax-exempt interest income.

The Federal statutory tax rate is 21%. Southland effective tax rate was 20.9%, 26.1%, and 7.0% for the years ended December 31, 2021, December 31, 2020, and December 31, 2019, respectively. The largest difference in our tax rate was that Southland and multiple of our affiliates have elected to be S corporations which are not subject to federal taxes. A summary reconciliation between the federal statutory rate and our effective rate is below:

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Current income tax
Federal	$7,481	$6,725	$56
State	1,125	2,907	785
Foreign	2,092	(433)	3,347
Deferred income tax
Federal	18,330	(12,499)	635
State	2,421	(2,434)	—
Foreign	(1,798)	2,077	(2,545)
Valuation allowance	(18,706)	13,063	—
Total tax expense	$10,945	$9,406	$2,278

For the years ended December 31, 2021, December 31, 2020, and December 31, 2019, we recorded tax expense as follows:

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Statutory rate	$11,020	$8,307	$6,867
Untaxable earnings	12,073	(320)	(4,750)
State income taxes – net of federal benefit	3,911	(457)	578
Change in valuation allowances	(18,706)	13,063	—
Effect of foreign income taxes	(327)	4,358	266
Effect of uncertain tax positions	2,709	—	—
Ratable allocation related to acquisition	—	(19,608)	—
Prior year true-ups	—	5,191	—
Other	265	(1,128)	(683)
Income tax expense	$10,945	$9,406	$2,278

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Statutory rate	21.0%	21.0%	21.0%
Untaxable earnings	23.0%	(0.8)%	(14.5)%
State income taxes – net of federal benefit	7.5%	(1.2)%	1.8%
Change in valuation allowances	(35.6)%	33.0%	—%
Effect of foreign income taxes	(0.6)%	11.0%	0.8%
Effect of uncertain tax positions	5.2%	—%	—%
Ratable allocation related to acquisition	—%	(49.6)%	—%
Prior year true-ups	—%	13.2%	—%
Other	0.5%	(2.8)%	(2.1)%
Income tax expense	20.9%	23.8%	7.0%

The following tables summarize the components of deferred income tax assets and deferred tax liabilities as of December 31, 2021, and December 31, 2020:

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$23,041	$20,956
Deferred compensation	2,032	2,512
Lease liability	3,754	5,218
Income from surety	5,861	24,993
Other	1,435	1,793
Total deferred tax assets	36,123	55,472

Valuation allowance	(23,111)	(41,817)

Deferred tax liabilities:
Property and equipment	(6,575)	(5,606)
Passthrough income / joint ventures	(2,945)	(2,815)
ROU asset	(3,875)	(5,343)
Intangible assets and other	(5,579)	(6,125)
Total deferred tax liabilities	(18,974)	(19,889)

Net deferred tax liabilities	$(5,962)	$(6,234)

As of December 31, 2021, and December 31, 2020, we have available, foreign net operating loss (“NOLs”) carryforwards that total $87.0 million and $84.3 million, respectively, related to Canada and the United Kingdom. United Kingdom NOLs do not expire. Canada NOLs will begin to expire in 2036. We had research and development credits of $0.4 million as of December 31, 2020.

Unremitted earnings of our non-U.S. subsidiaries and affiliates are deemed to be permanently reinvested and, accordingly, no deferred income tax liability has been recorded. If we were to remit any foreign earnings to the U.S., the estimated tax impact would be insignificant to the overall financials due to an earnings and profits (“E&P”) deficit.

The need for a valuation allowance is assessed on a jurisdiction by jurisdiction basis for each tax reporting group. As a result of historic losses in the US, Canada and UK, all American Bridge jurisdictions have a full valuation allowance against the net deferred tax assets aside from the US deferred tax liability related to the indefinite-lived intangible asset. There is no valuation allowance recorded on Southland Mole of Canada or Oscar Renda Contracting in the US because these companies and jurisdictions file tax returns separately and account for $5.8 million of the recorded deferred tax liability as of December 31, 2021. Our other entities have made “S-elections” which allows them to operate as pass-through entities for our members and noncontrolling interests. As such, these entities do not have deferred tax assets or liabilities, and they are unable to use the deferred tax asset acquired with American Bridge.

As of December 31, 2021, we reserved $2.7 million related to an uncertain tax position. We did not have any amounts reserved as of December 31, 2020, for any uncertain tax positions. There were no amounts recorded for interest or penalties as of December 31, 2021, or December 31, 2020. As of December 31, 2021, and December 31, 2020, we had uncertain tax positions as follows:

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020
Balance at beginning of period	$—	$—
Additions to current year tax positions	2,708	—
Balance at end of period	$2,708	$—

As of December 31, 2021, it is not possible to reasonably estimate the expected change to the total amount of unrecognized tax benefits in the next twelve months.

We are subject to taxation in the United States, various states, and foreign jurisdictions. We remain subject to examination by tax authorities for 2013 and 2014, due to the carryback of net operating losses enabled by the CARES Act, and for tax years 2018 – 2020.

Southland Holding Llc [Member]
Income Taxes

6.	Income Taxes

Southland Holdings, with the consent of its members, elected to be taxed as an S Corporation, under the provisions of Subchapter S of the Internal Revenue Code. Southland Contracting, Inc., Johnson Bros. Corporation, Southland Mole of Canada Ltd., Southland RE Properties L.L.C., and Mole Constructors, Inc. also made “S-elections” with the consent of their respective shareholders. As limited liability companies, Renda Pacific, LLP, and Heritage Materials, L.L.C. are treated as partnerships for federal income tax purposes and do not pay federal income taxes. As a joint venture, Southland Mole joint venture and Southland Renda joint venture are treated as partnerships for federal income tax purposes and do not pay federal income taxes. Southland Technicore Mole joint venture and Southland Astaldi joint venture are disregarded entities for tax purposes; their income is attributed to their respective joint venture owners.

Under those provisions, the above companies do not pay federal corporate income taxes on their taxable income. Instead, the owners are liable for federal income taxes on their respective shares of our income. Accordingly, no provision has been made for federal income tax in the accompanying consolidated financial statements related to the entities that have elected Subchapter S status or are disregarded entities.

We are subject to taxation in the United States, various states, and foreign jurisdictions. We remain subject to examination by tax authorities for 2013 and 2014, due to the carryback of net operating losses enabled by the CARES Act, and for tax years 2018 – 2020.

Southland Contracting, Inc., Southland Mole of Canada Ltd., and Mole Constructors, Inc. are subject to foreign taxes on their respective share of taxable income from operations outside of the US.

Southland Contracting, Inc., Southland Mole of Canada Ltd., and Mole Constructors, Inc. pay state taxes in the states in which their jobs are located. All other companies pay gross margin tax in Texas.

Oscar Renda Contracting, Inc. is a corporation and has not made an “S-election.” Oscar Renda Contracting, Inc. files income tax returns in the U.S. federal jurisdiction and various U.S. state jurisdictions. Oscar Renda Contracting, Inc.’s tax year-end is December 31.

American Bridge Holding Company, American Bridge Company, AB Canada Company, and American Bridge International Corporation (collectively “American Bridge”), are U.S. corporations that have not made an “S-election.” American Bridge files income tax returns in the U.S. federal jurisdiction, American Bridge’s tax year-end is December 31.

Oscar Renda Contracting of Canada, Inc., a wholly owned subsidiary of Oscar Renda Contracting, Inc., is subject to foreign taxes on their taxable income from operations outside of the U.S.

We classify interest and penalties attributable to income taxes as part of income tax expense. As of June 30, 2022, and December 31, 2021, we had no accrued interest and penalties liability.

As of June 30, 2022, and December 31, 2021, we had valuation allowances of $23.1 million, related to the net deferred tax assets recorded on American Bridge primarily related to the net operating losses in Canada and the United Kingdom.

In accordance with ASC 740 interim reporting, Southland Holdings and Subsidiaries prepares the quarterly income tax provision calculation using the estimated annual effective tax rate (AETR) approach for all entities subject to income tax as noted above aside for the American Bridge group as they are considered to meet an exception to do so as a result of the valuation allowance recorded on their net deferred tax assets. As a result of meeting the exception to using the AETR for interim reporting, American Bridge prepares the quarterly income tax provision under a discrete year-to-date methodology in order to more appropriately reflect the company’s tax position. The total consolidated income tax recorded for the company’s financials are the combination of the AETR and the American Bridge discrete calculation

As of June 30, 2022 and June 30, 2021, we recorded an income tax expense of $3.1 million and income tax benefit of $0.2 million, respectively. The change is primarily due to the fluctuations in pre-tax book income and the recording of a discrete provision for American Bridge. During the six months ended June 30, 2021, a year-to-date tax loss was calculated from the book-to-tax timing differences related to recognition of income from surety funds; however, no income tax benefit was recorded as a result of the full valuation on the net deferred tax assets. American Bridge was in a current period taxable income position with income tax expense being recorded for the six month year-to-date period ending June 30, 2022.